GENERAL	9 Months Ended
Sep. 30, 2015
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. (the "Company" or "Gilat") and its subsidiaries (the "Group") is a global provider of end-to-end broadband satellite communication (“Satcom”), network solutions and services. The Group designs, manufactures and provide full network management and equipment for Satcom as well as professional services to satellite operators and service providers worldwide. The equipment consists of very small aperture terminals (“VSATs”), solid-state power amplifiers (“SSPAs”), block up converters (“BUCs”), low-profile antennas and on-the-Move/on-the-Pause terminals. VSATs are earth-based terminals that transmit and receive broadband Internet, voice, data and video via satellite. VSAT networks have significant advantages over wireline and wireless networks, as VSATs can provide highly reliable, cost-effective, fast to deploy, end-to-end communications regardless of the number of sites or their geographic locations. In addition, the Company provides integrated small cell solutions with its satellite backhaul for the cellular market.

Gilat was incorporated in Israel in 1987 and launched its first generation VSAT in 1989. For a description of principal markets and customers, see Note 10.

The Company's business is managed and reported as three separate reportable segments, comprised of the Company's named Commercial, Mobility (previously named Defense) and Services Divisions:

  Commercial Division - provides VSAT networks, satellite communication products, small cell solutions and associated professional services and comprehensive turnkey solutions. Commercial Division customers include: service providers, satellite operators, mobile network operators (“MNOs”), telecommunication companies (“Telcos”) and large enterprises worldwide. The Commercial Division is focusing on high throughput satellite (“HTS”) initiatives worldwide and is driving meaningful partnerships with satellite operators to leverage the Company's technology and breadth of services to deploy and operate the ground segment.

  Mobility Division provides on-the-Move/on-the-Pause satellite communication products and solutions to in flight connectivity (“IFC”) service providers, system integrators, defense and homeland security organizations, as well as to other commercial entities worldwide. The Mobility Division provides solutions on land, sea and air, while placing a major focus on the high-growth market of commercial IFC, with its unique leading technology. In addition, the division includes the operations of the Company's subsidiary, Wavestream Corporation (“Wavestream”), whose sales are primarily to IFC integrators as well as defense industry integrators.

  Service Division - provides managed network and services for rural broadband access through the Company's subsidiaries in Peru and Colombia. Our connectivity solutions have been implemented in large and national scale projects. Gilat's terrestrial and satellite networks provide Internet and telephony services to thousands of rural communities and schools worldwide. The Services Division turnkey solutions supply network infrastructure, ensure high-quality, reliable connectivity and include full network support and maintenance, as well as support for applications that run on the installed network.

b.	The Company depends on a major supplier for certain components and services for the production of its products and to provide services. If this supplier fails to deliver or delays the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause additional incremental costs or a possible loss of sales and, consequently, could adversely affect the Company's results of operations and financial position.

c.	Impairment of goodwill related to Wavestream

The continuing pressure on the Department of Defense (“DoD”) budget in the United State along with delayed orders from other clients as well as other factors, resulted in a decline in Wavestream's actual revenues and operational results during the nine months ended September 30, 2015 compared to budget and forecasted projections. These factors were considered by the Company's management as indicators of a potential impairment of Wavestream's tangible, intangible assets and goodwill.

In accordance with ASC 350, following the identification of the impairment indicators, the Company performed a goodwill impairment test as of September 30, 2015, which resulted in a goodwill impairment of $20,402 attributable to the Wavestream reporting unit. This impairment was recorded as part of “Goodwill impairment” in the Statement of Operations and is attributed to the Mobility Division.

The material assumptions used for the income approach were five (5) years of projected cash flows, a long-term growth rate of 4% and discounted rate of 13%.

In addition, these factors required the Company to evaluate the fair value of Wavestream's tangible and intangible assets based on the updated future undiscounted cash flows expected to be generated by the assets in accordance with ASC 360 "Property, Plant and Equipment" (“ASC 360"). The projected undiscounted cash flows as of September 30, 2015 indicated that the carrying amount of Wavestream's tangible and intangible assets should not be impaired.